UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Edgewood Management LLC

Address:  350 Park Avenue
          New York, New York 10022


13F File Number: 028-02602

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Fausto Rotundo
Title:  Chief Compliance Officer
Phone:  (212) 652-9100


Signature, Place and Date of Signing:

/s/ Fausto Rotundo             New York, New York            November 8, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              76

Form 13F Information Table Value Total:      $5,627,572
                                             (thousands)


List of Other Included Managers:  NONE

                                                        FORM 13F INFORMATION TABLE
                                                         Edgewood Management LLC
                                                            September 30, 2011

COL 1                         COL  2          COL 3      COL 4           COL 5         COL 6       COL 7           COL 8

                              TITLE                      VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION  MGRS    SOLE       SHARED  NONE
--------------                ---------       ------     --------- --------  --- ----  ----------- -----   -----      ------- -----
3M CO                         COM             88579Y101   61,190     852,343 SH        SOLE        NONE      852,343  0            0
ABBOTT LABS                   COM             002824100    6,930     135,517 SH        SOLE        NONE      135,517  0            0
ALEXION PHARMACEUTICALS INC   COM             015351109      641      10,000 SH        SOLE        NONE       10,000  0            0
ALLERGAN INC                  COM             018490102  171,314   2,079,560 SH        SOLE        NONE    2,027,117  0       52,443
AMAZON COM INC                COM             023135106  264,697   1,224,147 SH        SOLE        NONE    1,192,764  0       31,383
AMERICAN TOWER CORP           CL A            029912201  286,253   5,320,681 SH        SOLE        NONE    5,183,318  0      137,363
AMPHENOL CORP NEW             CL A            032095101      779      19,100 SH        SOLE        NONE       19,100  0            0
APPLE INC                     COM             037833100  197,001     516,629 SH        SOLE        NONE      504,083  0       12,546
APPLIED MATLS INC             COM             038222105      222      21,400 SH        SOLE        NONE       21,400  0            0
BANK OF NEW YORK MELLON CORP  COM             064058100    2,450     131,818 SH        SOLE        NONE      131,818  0            0
BERKSHIRE HATHAWAY INC DEL    CL A            084670108      534           5 SH        SOLE        NONE            5  0            0
BERKSHIRE HATHAWAY INC DEL    CL B NEW        084670702      938      13,200 SH        SOLE        NONE       13,200  0            0
BOEING CO                     COM             097023105      260       4,300 SH        SOLE        NONE        4,300  0            0
CELGENE CORP                  COM             151020104  390,634   6,309,703 SH        SOLE        NONE    6,150,440  0      159,263
CHEVRON CORP NEW              COM             166764100    2,195      23,706 SH        SOLE        NONE       23,706  0            0
CHUBB CORP                    COM             171232101      397       6,620 SH        SOLE        NONE        6,620  0            0
CINCINNATI FINL CORP          COM             172062101      237       9,012 SH        SOLE        NONE        9,012  0            0
CISCO SYS INC                 COM             17275R102    2,560     165,177 SH        SOLE        NONE      164,177  0        1,000
CME GROUP INC                 COM             12572Q105  303,905   1,233,379 SH        SOLE        NONE    1,200,828  0       32,551
COACH INC                     COM             189754104  209,064   4,033,645 SH        SOLE        NONE    3,931,746  0      101,899
COCA COLA CO                  COM             191216100    2,174      32,176 SH        SOLE        NONE       32,176  0            0
COGNIZANT TECHNOLOGY SOLUTIO  CL A            192446102  343,471   5,478,009 SH        SOLE        NONE    5,342,944  0      135,065
COLGATE PALMOLIVE CO          COM             194162103   46,552     524,940 SH        SOLE        NONE      524,940  0            0
COMPLETE GENOMICS INC         COM             20454K104      294      50,000 SH        SOLE        NONE       50,000  0            0
DIRECTV                       COM CL A        25490A101      324       7,665 SH        SOLE        NONE        7,665  0            0
DISNEY WALT CO                COM DISNEY      254687106      320      10,600 SH        SOLE        NONE       10,600  0            0
DUKE ENERGY CORP NEW          COM             26441C105      399      19,962 SH        SOLE        NONE       19,962  0            0
EATON VANCE TX ADV GLBL DIV   COM             27828S101      122      10,000 SH        SOLE        NONE       10,000  0            0
ECOLAB INC                    COM             278865100      812      16,600 SH        SOLE        NONE       16,600  0            0
EMERSON ELEC CO               COM             291011104      795      19,250 SH        SOLE        NONE       19,250  0            0
EQUIFAX INC                   COM             294429105      284       9,247 SH        SOLE        NONE        9,247  0            0
EXPEDITORS INTL WASH INC      COM             302130109  175,878   4,337,321 SH        SOLE        NONE    4,224,694  0      112,627
EXXON MOBIL CORP              COM             30231G102   12,075     166,254 SH        SOLE        NONE      163,754  0        2,500
FIRST SOLAR INC               COM             336433107   59,871     947,180 SH        SOLE        NONE      922,109  0       25,071
FREEPORT-MCMORAN COPPER & GO  COM             35671D857      609      20,000 SH        SOLE        NONE       20,000  0            0
GENERAL ELECTRIC CO           COM             369604103      160      10,500 SH        SOLE        NONE        6,500  0        4,000
GILEAD SCIENCES INC           COM             375558103    1,513      39,000 SH        SOLE        NONE       39,000  0            0
GOOGLE INC                    CL A            38259P508  239,111     464,258 SH        SOLE        NONE      452,423  0       11,835
HOME DEPOT INC                COM             437076102      465      14,132 SH        SOLE        NONE       14,132  0            0
HSBC HLDGS PLC                ADR A 1/40PF A  404280604      296      13,000 SH        SOLE        NONE       13,000  0            0
HUMAN GENOME SCIENCES INC     COM             444903108      190      15,000 SH        SOLE        NONE       15,000  0            0
ILLUMINA INC                  COM             452327109  223,429   5,460,135 SH        SOLE        NONE    5,325,822  0      134,313
INTEL CORP                    COM             458140100      399      18,720 SH        SOLE        NONE       18,720  0            0
INTERNATIONAL BUSINESS MACHS  COM             459200101      734       4,200 SH        SOLE        NONE        4,200  0            0
INTUITIVE SURGICAL INC        COM NEW         46120E602  276,582     759,257 SH        SOLE        NONE      740,131  0       19,126
ISHARES TR                    DJ SEL DIV INX  464287168    6,952     144,115 SH        SOLE        NONE      144,115  0            0
ISHARES TR                    S&P500 GRW      464287309      483       7,888 SH        SOLE        NONE        7,888  0            0
J.P. MORGAN CHASE & CO        COM             46625H100      386      12,799 SH        SOLE        NONE       12,799  0            0
JOHNSON & JOHNSON             COM             478160104    5,386      84,571 SH        SOLE        NONE       84,571  0            0
KELLOGG CO                    COM             487836108      418       7,860 SH        SOLE        NONE        7,860  0            0
KINDER MORGAN ENERGY PARTNER  UT LTD PARNER   494550106    6,362      93,039 SH        SOLE        NONE       93,039  0            0
NATIONAL OILWELL VARCO INC    COM             637071101  191,937   3,747,305 SH        SOLE        NONE    3,654,624  0       92,681
NEXTERA ENERGY INC            COM             65339F101      297       5,500 SH        SOLE        NONE        5,500  0            0
ORACLE CORP                   COM             68389X105  283,558   9,866,331 SH        SOLE        NONE    9,606,682  0      259,649
PAYCHEX INC COM               COM             704326107      446      16,900 SH        SOLE        NONE       16,900  0            0
PEPSICO INC                   COM             713448108    6,972     112,626 SH        SOLE        NONE      110,126  0        2,500
PFIZER INC                    COM             717081103    2,338     132,233 SH        SOLE        NONE      132,233  0            0
POWERSHARES GLOBAL ETF TRUST  AGG PFD PORT    73936T565      163      12,000 SH        SOLE        NONE       12,000  0            0
PPG INDS INC                  COM             693506107      244       3,450 SH        SOLE        NONE        3,450  0            0
PRAXAIR INC                   COM             74005P104  198,797   2,126,626 SH        SOLE        NONE    2,071,911  0       54,715
PRECISION CASTPARTS CORP      COM             740189105      202       1,300 SH        SOLE        NONE        1,300  0            0
PROCTER & GAMBLE CO           COM             742718109      658      10,420 SH        SOLE        NONE       10,420  0            0
QUALCOMM INC                  COM             747525103  354,497   7,289,667 SH        SOLE        NONE    7,104,854  0      184,813
QUANTA SVCS INC               COM             74762E102  185,217   9,857,226 SH        SOLE        NONE    9,594,754  0      262,472
REGENCY CTRS CORP             COM             758849103      353      10,000 SH        SOLE        NONE       10,000  0            0
SELECT SECTOR SPDR TR         SBI INT-UTILS   81369Y886    5,808     172,755 SH        SOLE        NONE      172,755  0            0
SOUTHERN UN CO NEW            COM             844030106      216       5,324 SH        SOLE        NONE            0  0        5,324
SOUTHWESTERN ENERGY CO        COM             845467109  168,768   5,063,542 SH        SOLE        NONE    4,929,798  0      133,744
SYSCO CORP                    COM             871829107    2,429      93,768 SH        SOLE        NONE       93,768  0            0
PRICE T. ROWE GROUP INC       COM             74144T108  290,311   6,077,259 SH        SOLE        NONE    5,915,875  0      161,384
VANGUARD BD INDEX FD INC      SHORT TRM BOND  921937827      204       2,500 PRN       SOLE        NONE        2,500  0            0
VERIZON COMMUNICATIONS INC    COM             92343V104      532      14,462 SH        SOLE        NONE       14,462  0            0
VERTEX PHARMACEUTICALS INC    COM             92532F100    1,934      43,500 SH        SOLE        NONE       43,500  0            0
VISA INC                      COM CL A        92826C839  373,996   4,362,994 SH        SOLE        NONE    4,248,187  0      114,807
VODAFONE GROUP PLC NEW        SPONS ADR NEW   92857W209    3,077     119,931 SH        SOLE        NONE      119,931  0            0
YUM BRANDS INC                COM             988498101  245,572   4,972,100 SH        SOLE        NONE    4,842,708  0      129,392

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